Consolidated Statements of Changes in Shareholders' Equity - USD ($) shares in Thousands, $ in Thousands	Total	Ordinary Shares	Additional Paid-in Capital	Treasury Stock	Accumulated Other Comprehensive (Loss) Income [1]	Retained Earnings
Beginning balance at Sep. 30, 2012	$ 3,033,202	$ 4,077	$ 2,625,250	$ (2,418,010)	$ (25,501)	$ 2,847,386
Beginning balance, Shares at Sep. 30, 2012		162,454
Comprehensive income:
Net income	412,439					412,439
Other comprehensive income (loss)	26,133				26,133
Comprehensive income	438,572
Employee stock options exercised	213,420	$ 112	213,308
Employee stock options exercised, Shares		7,243
Repurchase of shares	(367,061)			(367,061)
Repurchase of shares, Shares		(10,370)
Cash dividends declared	(83,700)					(83,700)
Issuance of restricted stock, net of forfeitures	10	$ 10
Issuance of restricted stock, net of forfeitures, Shares		735
Equity-based compensation expense related to employees	40,340		40,340
Ending balance at Sep. 30, 2013	3,274,783	$ 4,199	2,878,898	(2,785,071)	632	3,176,125
Ending balance, Shares at Sep. 30, 2013		160,062
Comprehensive income:
Net income	422,122					422,122
Other comprehensive income (loss)	(10,604)				(10,604)
Comprehensive income	411,518
Employee stock options exercised	128,136	$ 73	128,063
Employee stock options exercised, Shares		4,395
Repurchase of shares	(372,014)			(372,014)
Repurchase of shares, Shares		(8,425)
Tax benefit from equity-based awards	3,241		3,241
Cash dividends declared	(94,418)					(94,418)
Issuance of restricted stock, net of forfeitures	12	$ 12
Issuance of restricted stock, net of forfeitures, Shares		672
Equity-based compensation expense related to employees	44,578		44,578
Ending balance at Sep. 30, 2014	$ 3,395,836	$ 4,284	3,054,780	(3,157,085)	(9,972)	3,503,829
Ending balance, Shares at Sep. 30, 2014	156,704	156,704
Comprehensive income:
Net income	$ 446,163					446,163
Other comprehensive income (loss)	(6,781)				(6,781)
Comprehensive income	439,382
Employee stock options exercised	$ 78,582	$ 39	78,543
Employee stock options exercised, Shares	2,540	2,540
Repurchase of shares	$ (454,020)			(454,020)
Repurchase of shares, Shares	(8,596)	(8,596)
Tax benefit from equity-based awards	$ 4,690		4,690
Cash dividends declared	(102,196)					(102,196)
Issuance of restricted stock, net of forfeitures	8	$ 8
Issuance of restricted stock, net of forfeitures, Shares		502
Equity-based compensation expense related to employees	44,560		44,560
Ending balance at Sep. 30, 2015	$ 3,406,842	$ 4,331	$ 3,182,573	$ (3,611,105)	$ (16,753)	$ 3,847,796
Ending balance, Shares at Sep. 30, 2015	151,150	151,150

[1]	As of September 30, 2015, 2014 and 2013, accumulated other comprehensive (loss) income is comprised of unrealized (loss) gain on derivatives, net of tax, of $(12,152), $(5,522) and $4,696, unrealized gain (loss) on short-term interest-bearing investments, net of tax, of $319, $(39) and $244 and unrealized (loss) on defined benefit plan, net of tax, of $(4,920), $(4,411) and $(4,308).